Exhibit 99

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	16

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,615,825.24

Principal:
Principal Collections	$16,875,696.59
Prepayments in Full	$10,255,443.05
Liquidation Proceeds	$678,906.35
Recoveries	$48,585.36

Sub Total	$27,858,631.35

Collections	$30,474,456.59

Purchase Amounts:
Purchase Amounts Related to Principal	$189,244.12
Purchase Amounts Related to Interest	$1,212.64

Sub Total	$190,456.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$30,664,913.35

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	16

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,664,913.35
Servicing Fee	$581,791.53	$581,791.53	$0.00	$0.00	$30,083,121.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,083,121.82
Interest - Class A-2 Notes	$17,623.37	$17,623.37	$0.00	$0.00	$30,065,498.45
Interest - Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$29,794,464.28
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$29,530,478.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,530,478.03
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$29,464,155.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,464,155.36
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$29,415,488.86
Third Priority Principal Payment	$3,401,471.80	$3,401,471.80	$0.00	$0.00	$26,014,017.06
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$25,954,391.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,954,391.31
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$3,664,391.31
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,664,391.31
Residual Released to Depositor	$0.00	$3,664,391.31	$0.00	$0.00	$0.00

Total		$30,664,913.35

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$3,401,471.80
Regular Principal Payment	$22,290,000.00

Total	$25,691,471.80

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$25,691,471.80	$92.82	$17,623.37	$0.06	$25,709,095.17	$92.88
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$25,691,471.80	$22.59	$727,258.71	$0.64	$26,418,730.51	$23.23

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$34,109,757.27	0.1232289	$8,418,285.47	0.0304129
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$639,419,757.27	0.5623201	$613,728,285.47	0.5397264

Pool Information
Weighted Average APR		4.512%		4.507%
Weighted Average Remaining Term		44.16		43.31
Number of Receivables Outstanding		38,244		37,355
Pool Balance		$698,149,832.28		$669,902,450.36
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$639,419,757.27		$613,728,285.47
Pool Factor		0.5726895		0.5495183

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$56,174,164.89
Targeted Overcollateralization Amount	$56,174,164.89
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$56,174,164.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		112	$248,091.81
(Recoveries)		59	$48,585.36

Net Losses for Current Collection Period			$199,506.45
Cumulative Net Losses Last Collection Period			$4,019,309.81

Cumulative Net Losses for all Collection Periods			$4,218,816.26

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.33%	438	$8,887,395.83
61-90 Days Delinquent	0.14%	43	$905,380.75
91-120 Days Delinquent	0.05%	14	$367,609.40
Over 120 Days Delinquent	0.06%	20	$414,034.77

Total Delinquent Receivables	1.58%	515	$10,574,420.75

Repossession Inventory:
Repossessed in the Current Collection Period		20	$441,356.78
Total Repossessed Inventory		21	$580,275.26

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8861%
Preceding Collection Period			0.5706%
Current Collection Period			0.3500%
Three Month Average			0.6022%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1533%
Preceding Collection Period			0.1857%
Current Collection Period			0.2061%
Three Month Average			0.1817%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer